Nature of Operations and Summary of Significant Accounting and Reporting Policies - Schedule of Change in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Accounting Policies [Abstract]
Beginning balance			$ 1,066,998	$ 357,929	$ 357,929	$ (141,749)
Foreign currency translation loss	$ (629,494)	$ 358,279	(65,807)	$ 634,495	709,069	499,678
Ending balance	$ 1,001,191		$ 1,001,191		$ 1,066,998	$ 357,929